10. Commitments and Contingencies (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commitments and contingencies
Commitments to extend credit
Commitments and contingencies	$ 189,351	$ 168,733
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 3,872	$ 3,911